BETTER 10K - INCOME TAXES - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Valuation allowance on deferred tax assets, percent	100.00%	100.00%
Operating Loss Carryforwards [Line Items]
Gross increases - tax positions in current period	$ 0	$ 3,440
Gross decreases - tax positions in prior period	2,717	1,080
Unrecognized tax benefits	1,353	4,070	$ 1,710
Interest and penalties on uncertain tax positions	0	0
Change in uncertain tax positions in next 12 months	0
Federal
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	843,400	228,800
State
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	741,500	357,400
Foreign
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	$ 96,200	$ 70,000